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                             MFS(R) SERIES TRUST IV
               500 Boylston Street Boston Massachusetts 02116-3741
                                  617 954 5000




                                        January 4, 1999

VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

         Re: MFS(R) Series Trust IV (the "Trust") (File Nos. 2-54607 and 811-2594) on behalf of:
                    MFS(R) Money Market Fund
                    MFS(R) Government Money Market Fund
                    MFS(R) Municipal Bond Fund and
                    MFS(R) Mid Cap Growth Fund

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statements of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 33 (the "Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on November 30, 1998.

         Please call the  undersigned or Nicole E. Leonard at (617) 954-5000 or
(800) 343-2829 with any questions you may have.

                                        Very truly yours,



                                        JAMES R. BORDEWICK, JR.
                                        James R. Bordewick, Jr.
                                        Assistant Secretary

JRB/bjn